Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue Consists

The Group’s revenue consists of the following:

	For the Six Months Ended June 30,
	2026	2025

Management fees	$40,002	$59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue	2,362	5,587
Total Revenue	$51,438	$79,950

The Group’s management fees consist of the following:

	For the Six Months Ended June 30,
	2026	2025

CoinShares XBT Provider AB	$27,787	$44,762
CoinShares Physical	8,686	12,418
Block Index	2,057	1,198
CoinShares U.S.	1,341	1,235
Other	131	—
Total Management Fees	$40,002	$59,613

Staking revenue, Lending book interest, and other revenue

	For the Six Months Ended June 30,
	2026	2025

Staking revenue	$6,642	$9,823
Lending book interest	2,432	4,927
Other revenue:
Other digital asset income	—	—
Other operating income	1,510	3,363
Fee rebates	852	2,224
Total other revenue	$2,362	$5,587